November 19, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Rule 24f-2 Notice for
	Eaton Vance Income Fund of Boston
	1933 Act File No. 33-42722
	1940 Act File No. 811-02258

	In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, Eaton Vance Income Fund of Boston hereby files its Rule 24f-2 Notice.

	This Rule 24f-2 Notice is being filed for the fiscal year ended September 30, 1996 ("Fiscal Year").

	No shares of the Fund which have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the Fiscal Year.

	352,666 shares of the Fund, with an aggregate value of $2,895,388, were registered during the Fiscal Year pursuant to Rule 24e-2.

	5,726,284 shares of the Fund, with an aggregate sales price of $46,853,846, were sold during the Fiscal Year in reliance upon Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Fund.

	793,091 shares of the Fund, with an aggregate sales price of $6,333,668, were issued during the Fiscal Year in connection with the Fund's dividend reinvestment plan.

	For the Fiscal Year, an aggregate of 6,519,375 shares of the Fund were sold, including those issued pursuant to its dividend reinvestment plan, with an aggregate sales price of $53,187,514.

	In accordance with subsection (c) of Rule 24f-2, $9,800.71 has been wired to the SEC account at Mellon Bank, which represents the registration fee. Such fee is based upon the actual aggregate sale price for which such securities were sold during the Fiscal Year, including dividend reinvestments, reduced by the actual aggregate redemption price of the shares redeemed by the Fund during the Fiscal Year.


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Rule 24f-2 Notice for 			                       Page 2
Eaton Vance Income Fund of Boston
1933 Act File No. 33-42722
1940 Act File No. 811-02258

Aggregate Sale Price for Shares
Sold During Fiscal Year Pursuant to
Rule 24f-2                                        $ 46,853,846

Aggregate Price of Shares Issued
During Fiscal Year In Connection
with Dividend Reinvestment Plans				   6,333,668

Aggregate Price of Shares Sold				$ 53,187,514

Reduced by the Difference Between

(1)  Aggregate Redemption Price of
     Shares Redeemed During the
     Fiscal Year							  17,949,773


and

(2)  Aggregate Redemption Price of
     Redeemed Shares Previously
	Applied by Fund Pursuant to
	Rule 24e-2(a) in Filings Made
    	Pursuant to Section 24(e)(1) of
	Investment Company Act of 1940                  2,895,388

Equals	          					     $ 32,342,353


Any questions regarding the matter should by addressed to Jim Thebado, Eaton Vance Management, 24 Federal Street, Boston, Massachusetts 02110.


								Sincerely,



								Barbara E. Campbell
								Assistant Treasurer

November 19, 1996


OPINION OF COUNSEL


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Rule 24f-2 Notice for
	Eaton Vance Income Fund of Boston
	1933 Act File No. 33-42722
	1940 Act File No. 811-02258


Gentlemen:

	By the filing of the captioned Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Fund made definite the registration under the Securities Act of 1933 of 6,519,375 shares sold, including those pursuant to its dividend reinvestment plan, in reliance upon said Rule 24f-2 during the fiscal year ended September 30, 1996.

	It is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.


							Sincerely,



							H. Day Brigham, Jr.
							Vice President and Member
							of Massachusetts and New York
							Bars